Stockholders' Deficit (Parenthetical) (Details) - Schedule of allocation of stock-based compensation expense - 2020 Equity Incentive Plan $ in Millions	9 Months Ended
Sep. 30, 2021 USD ($)
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Employee service share based compensation nonvested awards total compensation costs not yet recognized stock options	$ 5.6
Share-based Payment Arrangement [Member]
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Employee service share based compensation non vested awards total compensation costs cost not yet recognized period for recognition	3 years 6 months